GOODWILL AND INTANGIBLE ASSETS - Annual amortization (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Remainder of 2021	$ 212
2022	200	$ 324
2023	100	200
2024		100
2025		0
2025		0
Total	$ 512	$ 624	$ 1,322